UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               --------------

Check here if Amendment |X|; Amendment Number:
                                               --------------
This Amendment (Check only one): [X] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     W.P. Stewart & Co., Ltd.
          ------------------------
Address:  Trinity Hall, 43 Cedar Avenue
          Hamilton HM 12, Bermuda
          -----------------------------

Form 13F File Number: 28-1432
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Lisa D. Levey, Esq.
      General Counsel
      212-750-8585

Signature, Place, and Date of Signing:
     /s/ Lisa D. Levey        New York, NY             5/14/99
     -----------------        ------------             -------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $11,365,461 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F            File Number             Name

-----          28               -----------------   ---------------------------

                           FORM 13-F INFORMATION TABLE
                   REPORTING MANAGER: W.P. STEWART & CO., LTD.


 DATE AS OF  3/31/99

                  (COLUMN 1)               (COLUMN 2)               (COLUMN 3)           (COLUMN 4)                (COLUMN 5)
                  ----------               ----------               ----------           ----------                ----------

                                                                                           VALUE
                  NAME OF ISSUER            TITLE OF CLASS           CUSIP NO.            (x$1000)                   SHARES
                 ----------------          ----------------         ----------         ------------              -------------




                  (COLUMN 6)               (COLUMN 7)                    (COLUMN 8)
                  ----------               ----------                    ----------

           INVESTMENT DISCRETION           OTHER                      VOTING AUTHORITY
           ---------------------           MANAGERS                   ----------------
                                           --------

                                                          SOLE           SHARE      NONE
                                                          ----           -----      ----


 THIS INFORMATION HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION